Leases - Additional Information (Detail) $ in Thousands	12 Months Ended	72 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 30, 2027	Mar. 31, 2005 ft²
Lessee, Lease, Description [Line Items]
Area of land | ft²			36,000
Operating lease option to extend		five years
Right of use assets and operating lease liability change from remeasurement	$ 0
Right of use assets and operating lease liability remeasurement gain loss	0
Right of use assets remeasurement impairment charges	0
Increase decrease in right of use assets and operating lease liability	$ 11,500